Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2024	Mar. 31, 2023
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 288,662	¥ 2,588
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(20,561)	(207)
Available-for-sale debt Securities, 12 months or more Fair value	605,941	662,897
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(255,076)	(164,330)
Available-for-sale debt Securities, Total Fair value	894,603	665,485
Available-for-sale debt Securities, Total Gross unrealized losses	(275,637)	(164,537)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	288,662	2,588
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(20,561)	(207)
Available-for-sale debt Securities, 12 months or more Fair value	605,941	662,897
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(255,076)	(164,330)
Available-for-sale debt Securities, Total Fair value	894,603	665,485
Available-for-sale debt Securities, Total Gross unrealized losses	(275,637)	(164,537)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	81,368	97,721
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(573)	(1,508)
Available-for-sale debt Securities, 12 months or more Fair value	234,289	194,280
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(26,011)	(19,542)
Available-for-sale debt Securities, Total Fair value	315,657	292,001
Available-for-sale debt Securities, Total Gross unrealized losses	(26,584)	(21,050)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	80,058	97,721
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(488)	(1,508)
Available-for-sale debt Securities, 12 months or more Fair value	230,512	190,805
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(25,848)	(19,398)
Available-for-sale debt Securities, Total Fair value	310,570	288,526
Available-for-sale debt Securities, Total Gross unrealized losses	(26,336)	(20,906)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	113,066	191,669
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,317)	(6,570)
Available-for-sale debt Securities, 12 months or more Fair value	418,666	401,994
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(81,225)	(66,837)
Available-for-sale debt Securities, Total Fair value	531,732	593,663
Available-for-sale debt Securities, Total Gross unrealized losses	(82,542)	(73,407)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	113,066	191,669
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,317)	(6,570)
Available-for-sale debt Securities, 12 months or more Fair value	418,666	401,994
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(81,225)	(66,837)
Available-for-sale debt Securities, Total Fair value	531,732	593,663
Available-for-sale debt Securities, Total Gross unrealized losses	(82,542)	(73,407)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	3,482	16,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(79)	(672)
Available-for-sale debt Securities, 12 months or more Fair value	35,880	23,653
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,696)	(1,509)
Available-for-sale debt Securities, Total Fair value	39,362	40,344
Available-for-sale debt Securities, Total Gross unrealized losses	(1,775)	(2,181)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	3,482	16,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(79)	(672)
Available-for-sale debt Securities, 12 months or more Fair value	35,880	23,653
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,696)	(1,509)
Available-for-sale debt Securities, Total Fair value	39,362	40,344
Available-for-sale debt Securities, Total Gross unrealized losses	(1,775)	(2,181)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	46,950	63,958
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,557)	(2,300)
Available-for-sale debt Securities, 12 months or more Fair value	52,382	88,503
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(3,356)	(6,851)
Available-for-sale debt Securities, Total Fair value	99,332	152,461
Available-for-sale debt Securities, Total Gross unrealized losses	(5,913)	(9,151)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	45,517	63,958
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,474)	(2,300)
Available-for-sale debt Securities, 12 months or more Fair value	51,812	88,503
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,932)	(6,851)
Available-for-sale debt Securities, Total Fair value	97,329	152,461
Available-for-sale debt Securities, Total Gross unrealized losses	(5,406)	(9,151)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	533,528	372,627
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(25,087)	(11,257)
Available-for-sale debt Securities, 12 months or more Fair value	1,347,158	1,371,327
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(367,364)	(259,069)
Available-for-sale debt Securities, Total Fair value	1,880,686	1,743,954
Available-for-sale debt Securities, Total Gross unrealized losses	(392,451)	(270,326)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	530,785	372,627
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(24,919)	(11,257)
Available-for-sale debt Securities, 12 months or more Fair value	1,342,811	1,367,852
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(366,777)	(258,925)
Available-for-sale debt Securities, Total Fair value	1,873,596	1,740,479
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (391,696)	¥ (270,182)